Submission	Mar. 16, 2026
Submission [Line Items]
Central Index Key	0002035713
Registrant Name	Crestline Lending Solutions, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES